Note 10 - Common Stock Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Common Stock Warrant Liability [Text Block]

Note 11 – Common Stock Warrant Liability

In July 2024, we completed two private placements of Series C Preferred Stock and common stock warrants, or the July 2024 Warrants (Refer to Note 13, “Mezzanine Equity and Stockholders' Equity - Accounting for the First and Second Private Placements” for additional details).  The July 2024 Warrants were exercisable upon the six month and one day anniversary of the issuance date, or the Initial Exercisability Date, and expire on the fifth anniversary of the Initial Exercisability Date and had an initial exercise price of $205.50 per share, subject to customary adjustments. The July 2024 Warrants are considered a freestanding financial instrument as they are separable and legally detachable from the Series C Preferred Stock. The July 2024 Warrants have been classified as a liability in the Company’s condensed consolidated balance sheet because they include a put option election available to the holders that is contingently exercisable if the Company enters into a change of control transaction, or the Change of Control Put. If the Change of Control Put is exercised by the holder of a July 2024 Warrant, they may elect to receive cash as determined by the Black Scholes pricing model, based on terms and timing specified in the July 2024 Warrants. The potential for a cash settlement for the July 2024 Warrants is outside the control of the Company, and in accordance with U.S. GAAP, required the July 2024 Warrants to be treated as financial liabilities measured at fair value through profit or loss.

The July 2024 warrants had an initial fair value of $10.8 million upon issuance and were remeasured to a fair value of $0.3 million as of December 31, 2024. For the three and six months ended June 30, 2025, the change in the estimated fair value of the July 2024 warrants was $0.1 million and $0.2 million, respectively, and was recorded in the condensed consolidated statement of operations.

Note 10 – Common Stock Warrant Liability

We account for common stock warrants in accordance with applicable accounting guidance provided in ASC Topic 480 - Distinguishing Liabilities from Equity, depending on the specific terms of the warrant agreement.

In July 2024, we completed two private placements of Series C Preferred Stock and July 2024 Warrants (See, Note 15, “Mezzanine Equity and Stockholders' Equity - Accounting for the First and Second Private Placements” for additional details).  The July 2024 Warrants are exercisable upon the six month and one day anniversary of the issuance date, or the Initial Exercisability Date, and expire on the fifth anniversary of the Initial Exercisability Date and had an initial exercise price of $205.50 per share, subject to customary adjustments. The July 2024 Warrants are considered a freestanding financial instrument as they are separable and legally detachable from the Series C Preferred Stock. The July 2024 Warrants have been classified as a liability in the Company’s consolidated balance sheet because they include a put option election available to the holders that is contingently exercisable if the Company enters into a change of control transaction, or the Change of Control Put. If the Change of Control Put is exercised by the holder of a July 2024 Warrant, they may elect to receive cash as determined by the Black Scholes pricing model, based on terms and timing specified in the July 2024 Warrants. The potential for a cash settlement for the July 2024 Warrants is outside the control of the Company, and in accordance with U.S. GAAP, requires the July 2024 Warrants to be treated as financial liabilities measured at fair value through profit or loss.

The July 2024 warrants had an initial fair value of $10.8 million upon issuance. As of December 31, 2024, the change in the estimated fair value of the July 2024 warrants was $10.5 million and was recorded in the consolidated statement of operation for the year ended December 31, 2024.  As of December 31, 2024, the common stock warrant liability is $0.3 million.